Label	Element	Value
EIP Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001350049_SupplementTextBlock
December 29, 2017

EIP Growth and Income Fund (the “Fund”)

Supplement to the Prospectus dated April 29, 2017

NEW EXPENSE LIMITATION

Effective January 1, 2018, the Fund’s adviser, Energy Income Partners, LLC, has contractually agreed to lower the Fund’s expense cap.  Accordingly, the Annual Fund Operating Expenses table and the Example sub-section in the Fund Summary section of the Fund’s prospectus are replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	EIP Growth and Income Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Investor Class shares are estimated based on expenses for Class I shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the impact of the Fund’s new, lower expense cap for an entire year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods.  It assumes a 5% return on your investment each year and that the Fund’s operating expenses remain the same.  Only the first year of each period in the Example takes into account the expense cap described above.  Your actual costs may be higher or lower.

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	You should read this supplement in conjunction with the Fund’s prospectus and retain it for future reference.
EIP Growth and Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Plan Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1],[2]
Other Expenses	rr_Component2OtherExpensesOverAssets	2.93%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	3.08%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.37%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.43%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.94%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,103
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,021
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,367
EIP Growth and Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Plan Fee	rr_Component1OtherExpensesOverAssets	none	[1],[2]
Other Expenses	rr_Component2OtherExpensesOverAssets	2.59%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	2.59%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.63%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.09%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.54%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,701
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,752

[1]	Restated to reflect the impact of the Fund's new, lower expense cap for an entire year.
[2]	Other expenses for Investor Class shares are estimated based on expenses for Class I shares.
[3]	Effective January 1, 2018, the Fund's adviser contractually has agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees or fees under the Administrative Services Plan; taxes; extraordinary expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 1.50% of average daily net assets through April 30, 2019. Any waiver or reimbursement by the Fund's adviser is subject to repayment by the Fund in the three years following the date the particular waiver or reimbursement is due; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation (or, if lower, any applicable expense limitation then in effect). This expense cap may not be terminated prior to this date except by the Board of Trustees.